OTHER INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Schedule of other income (loss)

	Year ended December 31, 2018	Year ended December 31, 2017
Loss on disposal of non-core mining interests and plant and equipment	($2,017)	($992)
Change in fair value of warrant investments (note 14)	(10,892)	1,618
Realized gain on sale of JDS Silver	—	793
Recognition of deferred premium on flow through shares	—	3,070
Unrealized and realized foreign exchange gain (loss), net	16,902	(2,209)
Other income	1,137	1,096
Other income, net	$5,130	$3,376